Results related to derecognition of financial liabilities (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Results related to derecognition of financial liabilities
Gain on waiver of Amylon convertible loans		€ 1,144
Loss on extinguishment of Pontifax and Kreos convertible loans		(4,016)
Total results related to derecognition of financial liabilities	€ (4,016)	€ (2,872)